INVESTMENT PROPERTIES - Sensitivity (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Discount rate
Investment Properties:
Fair value at +50 basis points	$ 4,214,326
Fair value at +25 basis points	4,292,338
Fair value at base rate	4,377,623
Fair value at -25 basis points	4,460,971
Fair value at -50 basis points	4,546,335
Change in fair value at +50 basis points	(163,297)
Change in fair value at +25 basis points	(85,285)
Change in fair value at -25 basis points	83,348
Change in fair value at -50 basis points	168,712
Terminal capitalization rate
Investment Properties:
Fair value at +50 basis points	4,183,724
Fair value at +25 basis points	4,276,122
Fair value at base rate	4,377,623
Fair value at -25 basis points	4,487,427
Fair value at -50 basis points	4,607,420
Change in fair value at +50 basis points	(193,899)
Change in fair value at +25 basis points	(101,501)
Change in fair value at -25 basis points	109,804
Change in fair value at -50 basis points	$ 229,797